Share-based compensation plan - Phantom shares plan ("PS") and Restricted Shares (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 BRL (R$) shares R$ / shares shares	Dec. 31, 2024 BRL (R$) shares R$ / shares	Dec. 31, 2023 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation plans | R$	R$ 361,895,000	R$ 361,974,000
PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	10,394,130	10,096,497
Granted during of the year	2,010,686
Cancelled	257,914
Exercised (1)	1,455,139
Available for completion	439,037
Restricted stock, year one	2,304,845
Restricted stock, year two	2,996,742
Restricted stock, year three	2,793,916
Restricted stock, year four	1,859,590
Share-based compensation plans | R$	R$ 361,895,000	R$ 361,974,000	R$ 268,489,000
Increase Provision Share Based Payment | R$	83,198,000	173,486,000
Decrease Provision Share Based Payment | R$	R$ (83,277,000)	R$ (80,001,000)
Phantom Share Units Psus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom Share Units Psus | R$ / shares	R$ 60.25	R$ 42.36
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	3,224,364	2,980,111
Granted during of the year	363,811
Exercised (1)	119,558
Restricted stock, year one	348,417
Restricted stock, year two	504,946
Restricted stock, year three	431,331
Restricted stock, year four	150,604
Share-based compensation plans | R$	R$ 64,827,000	R$ 60,226,000	R$ 26,744,000
Increase Provision Share Based Payment | R$	11,038,000	81,276,000
Decrease Provision Share Based Payment | R$	R$ (6,437,000)	(47,794,000)
Grant Year 2020 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 38.50
Number of other equity instruments outstanding in share-based payment arrangement	34,467	33,384
Granted during of the year	1,083
Available for completion	34,467
Grant Year 2021 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 62.25
Number of other equity instruments outstanding in share-based payment arrangement	531,809	874,480
Granted during of the year	28,375
Cancelled	13,046
Exercised (1)	358,000
Available for completion	404,570
Restricted stock, year one	127,239
Grant Year 2022 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 57.48
Number of other equity instruments outstanding in share-based payment arrangement	2,495,773	3,461,437
Granted during of the year	112,251
Cancelled	98,593
Exercised (1)	979,322
Restricted stock, year one	2,148,353
Restricted stock, year two	323,447
Restricted stock, year three	23,973
Grant Year 2022 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 53.81
Number of other equity instruments outstanding in share-based payment arrangement		115,800
Granted during of the year	3,758
Exercised (1)	119,558
Grant Year 2023 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 48.84
Number of other equity instruments outstanding in share-based payment arrangement	2,992,558	3,052,179
Granted during of the year	98,965
Cancelled	95,361
Exercised (1)	63,225
Restricted stock, year one	29,253
Restricted stock, year two	2,670,308
Restricted stock, year three	292,997
Grant Year 2023 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 51.41
Number of other equity instruments outstanding in share-based payment arrangement	396,016	383,568
Granted during of the year	12,448
Restricted stock, year two	277,249
Restricted stock, year three	118,767
Grant Year 2024 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 56.53
Number of other equity instruments outstanding in share-based payment arrangement	2,677,672	2,675,017
Granted during of the year	86,665
Cancelled	46,819
Exercised (1)	37,191
Restricted stock, year two	2,987
Restricted stock, year three	2,476,946
Restricted stock, year four	197,739
Grant Year 2024 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 55.77
Number of other equity instruments outstanding in share-based payment arrangement	2,561,252	2,480,743
Granted during of the year	80,509
Restricted stock, year one	348,417
Restricted stock, year two	227,697
Restricted stock, year three	312,564
Grant Year 2025 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 60.53
Number of other equity instruments outstanding in share-based payment arrangement	1,661,851
Granted during of the year	1,683,347
Cancelled	4,095
Exercised (1)	17,401
Restricted stock, year four	1,661,851
Grant Year 2025 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 61.39
Number of other equity instruments outstanding in share-based payment arrangement	267,096
Granted during of the year	267,096
Restricted stock, year one
Restricted stock, year two
Restricted stock, year three
Restricted stock, year four	150,604